Variable Interest Entities (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents			$ 715,376	$ 211,513	$ 342,065	$ 378,358
Other current assets			53,946	90,834
Licenses			1,834,212	1,443,438
Property, plant and equipment, net			2,648,933	2,728,217
Other assets and deferred charges			172,212	251,259
Liabilities
Current liabilities			747,938	856,894
Variable Interest Entities, Other Disclosures
Federal Communications Commission deposit				60,000
Total winning bid			338,300
Noncontrolling interests with redemption features			$ 1,097	1,150
Accounting Changes And Error Corrections [Abstract]
Immaterial Error Correction			U.S. Cellular recorded out-of-period adjustments in 2015 due to errors related to equipment installment plan transactions that were attributable to 2014. U.S. Cellular has determined that these adjustments were not material to prior annual periods, and also were not material to the current year results. These equipment installment plan adjustments had the impact of reducing Equipment sales revenues by $6.2 million and Income before income taxes by $5.8 million in 2015.
Net income (loss)			$ 247,295	(46,922)	144,522
Net income (loss) attributable to U.S. Cellular shareholders			241,347	(42,812)	$ 140,038
Variable Interest Entities
Assets
Cash and cash equivalents			1,435	2,588
Other current assets			265	278
Licenses	[1]		648,661	312,977
Property, plant and equipment, net			7,722	10,671
Other assets and deferred charges			147	60,059
Total assets			658,230	386,573
Liabilities
Current liabilities			143	110
Deferred liabilities and credits			489	622
Total liabilities			632	732
Variable Interest Entities, Other Disclosures
Capital contributions, loans or advances			280,600	60,900
Advantage Spectrum L.P.
Variable Interest Entities, Other Disclosures
Federal Communications Commission deposit				$ 60,000
Total winning bid			338,300
Other auction charges			$ 2,300
Designated entity auction discount			25.00%
Licenses won			124
King Street Wireless L.P.
Variable Interest Entities, Other Disclosures
Cash distributions paid		$ 60,000
King Street Wireless, L.P. distribution paid to U.S. Cellular		54,000
King Street Wireless, L.P. distribution paid to King Street Wireless, Inc.		$ 6,000
Accounting Changes And Error Corrections [Abstract]
Immaterial Error Correction			During 2015, U.S. Cellular recorded out-of-period adjustments attributable to 2013 and 2014, related to an agreement with King Street Wireless. U.S. Cellular has determined that these adjustments were not material to the prior quarterly or annual periods, and also were not material to the full year 2015 results. As a result of these out-of-period adjustments, Net income decreased by $2.8 million and Net income attributable to U.S. Cellular shareholders decreased by $4.0 million in 2015.
King Street Wireless L.P. | Adjustment
Accounting Changes And Error Corrections [Abstract]
Net income (loss)			$ 2,800
Net income (loss) attributable to U.S. Cellular shareholders			$ 4,000

[1]	At December 31, 2015, includes purchases totaling $338.3 million made by Advantage Spectrum from the FCC as described below.